UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-22525

 NAME OF REGISTRANT:                     Managed Portfolio Series



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 615 East Michigan Street
                                         Milwaukee, WI 53202

 NAME AND ADDRESS OF AGENT FOR SERVICE:  James R. Arnold, President
                                         Managed Portfolio Series,
                                         c/o U.S. Bancorp Fund Services,
                                         LLC
                                         777 East Wisconsin Ave, 5th
                                         Floor
                                         Milwaukee, WI 53202

 REGISTRANT'S TELEPHONE NUMBER:          414-765-6802

 DATE OF FISCAL YEAR END:                08/31

 DATE OF REPORTING PERIOD:               07/01/2017 - 06/30/2018


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

ATAC Inflation Rotation Fund
--------------------------------------------------------------------------------------------------------------------------
 VANGUARD WORLD FUND                                                                         Agenda Number:  934671199
--------------------------------------------------------------------------------------------------------------------------
        Security:  921910709
    Meeting Type:  Special
    Meeting Date:  15-Nov-2017
          Ticker:  EDV
            ISIN:  US9219107094
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       MORTIMER J. BUCKLEY                                       Mgmt          For                            For
       EMERSON U. FULLWOOD                                       Mgmt          For                            For
       AMY GUTMANN                                               Mgmt          For                            For
       JOANN HEFFERNAN HEISEN                                    Mgmt          For                            For
       F. JOSEPH LOUGHREY                                        Mgmt          For                            For
       MARK LOUGHRIDGE                                           Mgmt          For                            For
       SCOTT C. MALPASS                                          Mgmt          For                            For
       F. WILLIAM MCNABB III                                     Mgmt          For                            For
       DEANNA MULLIGAN                                           Mgmt          For                            For
       ANDRE F. PEROLD                                           Mgmt          For                            For
       SARAH BLOOM RASKIN                                        Mgmt          For                            For
       PETER F. VOLANAKIS                                        Mgmt          For                            For

2.     APPROVE A MANAGER OF MANAGERS ARRANGEMENT                 Mgmt          For                            For
       WITH THIRD-PARTY INVESTMENT ADVISORS.

3.     APPROVE A MANAGER OF MANAGERS ARRANGEMENT                 Mgmt          For                            For
       WITH WHOLLY-OWNED SUBSIDIARIES OF VANGUARD.



* Management position unknown

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SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Managed Portfolio Series
By (Signature)       /s/ James R. Arnold
Name                 James R. Arnold
Title                President
Date                 08/08/2018